UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.33%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization – Europe — 17.02%(1)
Actelion, Ltd.(2)	514,900	$25,521,282	2.57%
Novartis AG	341,000	21,130,861	2.13
Roche Holding AG PC	367,000	72,297,219	7.27
Sanofi	562,000	50,196,393	5.05

		$169,145,755	17.02%

Major Capitalization – Far East — 6.01%(1)
Astellas Pharma, Inc.	400,000	$20,249,522	2.04%
Mitsubishi Tanabe Pharma Corp.	1,433,000	19,504,187	1.96
Ono Pharmaceutical Co., Ltd.	365,000	19,993,064	2.01

		$59,746,773	6.01%

Major Capitalization – North America — 52.17%(1)
Abbott Laboratories	688,000	$44,720,000	4.50%
Aetna, Inc.	150,000	6,478,500	0.65
Allergan, Inc.	160,000	14,840,000	1.49
Baxter International, Inc.	191,000	12,657,570	1.27
Biogen Idec, Inc.(2)	160,000	23,854,400	2.40
BioMarin Pharmaceutical, Inc.(2)	214,000	10,400,400	1.05
Bristol-Myers Squibb Co.	780,000	25,451,400	2.56
Cigna Corp.	94,000	4,913,380	0.49
Express Scripts Holding Co.(2)	442,000	23,801,700	2.39
Gilead Sciences, Inc.(2)	565,500	42,412,500	4.27
HCA Holdings, Inc.	920,000	29,210,000	2.94
Humana, Inc.	145,000	9,484,450	0.95
Illumina, Inc.(2)	282,700	15,183,817	1.53
Life Technologies Corp.(2)	485,000	23,934,750	2.41
Merck & Co., Inc.	1,377,000	61,001,100	6.14
Mylan, Inc.(2)	764,000	20,765,520	2.09
Onyx Pharmaceuticals, Inc.(2)	292,000	22,037,240	2.22
Pfizer, Inc.	2,127,000	53,217,540	5.35
Thermo Fisher Scientific, Inc.	162,600	10,333,230	1.04
UnitedHealth Group, Inc.	261,000	14,195,790	1.43
Watson Pharmaceuticals, Inc.(2)	246,000	21,650,460	2.18
WellPoint, Inc.	250,000	13,975,000	1.41
Zimmer Holdings, Inc.	213,000	14,051,610	1.41

		$518,570,357	52.17%

Small & Mid Capitalization – Europe — 1.65%(1)
Given Imaging, Ltd.(2)	430,000	$7,787,300	0.78%
Warner Chilcott PLC, Class A	738,200	8,607,412	0.87

		$16,394,712	1.65%

Security	Shares	Value	Percentage of Net Assets
Small & Mid Capitalization – Far East — 9.54%(1)
Biosensors International Group, Ltd.(2)	13,628,000	$12,997,870	1.31%
China Shineway Pharmaceutical Group, Ltd.	5,560,900	8,362,274	0.84
Nichi-Iko Pharmaceutical Co., Ltd.	660,000	13,069,505	1.31
Sawai Pharmaceutical Co., Ltd.	230,000	24,855,598	2.50
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,500,000	13,006,303	1.31
Towa Pharmaceutical Co., Ltd.	420,000	22,577,230	2.27

		$94,868,780	9.54%

Small & Mid Capitalization – North America — 10.94%(1)
Affymax, Inc.(2)	405,000	$9,898,200	1.00%
Dendreon Corp.(2)	734,800	3,269,860	0.33
Exact Sciences Corp.(2)	1,032,300	10,126,863	1.02
ImmunoGen, Inc.(2)	49,900	633,231	0.06
Impax Laboratories, Inc.(2)	502,900	10,228,986	1.03
Incyte Corp.(2)	1,260,000	22,176,000	2.23
MAKO Surgical Corp.(2)	645,000	8,901,000	0.90
Medivation, Inc.(2)	195,000	10,169,250	1.02
Neurocrine Biosciences, Inc.(2)	640,200	4,788,696	0.48
NPS Pharmaceuticals, Inc.(2)	742,700	7,597,821	0.76
OraSure Technologies, Inc.(2)	1,145,000	8,816,500	0.89
Sequenom, Inc.(2)	1,800,000	8,766,000	0.88
VIVUS, Inc.(2)	295,500	3,339,150	0.34

		$108,711,557	10.94%

Total Common Stocks (identified cost $803,804,146)		$967,437,934	97.33%

Short-Term Investments — 1.83%

Description	Interest (000’s Omitted)	Value	Percentage of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$18,158	$18,158,014	1.83%

Total Short-Term Investments (identified cost $18,158,014)		$18,158,014	1.83%

Total Investments (identified cost $821,962,160)		$985,595,948	99.16%

Other Assets, Less Liabilities		$8,325,877	0.84%

Net Assets		$993,921,825	100.00%

PC	-	Participation Certificate

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2012 was $5,116.

The Portfolio did not have any open financial instruments at November 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$825,901,028

Gross unrealized appreciation	$192,980,260
Gross unrealized depreciation	(33,285,340)

Net unrealized appreciation	$159,694,920

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Major Capitalization - Europe	$—	$169,145,755		$—	$169,145,755
Major Capitalization - Far East	—	59,746,773		—	59,746,773
Major Capitalization - North America	518,570,357	—		—	518,570,357
Small & Mid Capitalization - Europe	16,394,712	—		—	16,394,712
Small & Mid Capitalization - Far East	—	94,868,780		—	94,868,780
Small & Mid Capitalization - North America	108,711,557	—		—	108,711,557
Total Common Stocks	$643,676,626	$323,761,308	*	$—	$967,437,934
Short-Term Investments	$—	$18,158,014		$—	$18,158,014
Total Investments	$643,676,626	$341,919,322		$—	$985,595,948

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using
Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	January 18, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 18, 2013